Investments in and Advances to Nonconsolidated Affiliates	12 Months Ended
Dec. 31, 2011
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments in and Advances to Nonconsolidated Affiliates
Investments in and Advances to Nonconsolidated Affiliates:
Investments in and advances to nonconsolidated affiliates as of December 31, 2011 represents our investment in 14 partially owned subsidiaries, of which 10 are general or limited partnerships, limited liability companies, or joint ventures in which HealthSouth or one of our subsidiaries is a general or limited partner, managing member, member, or venturer, as applicable. We do not control these affiliates but have the ability to exercise significant influence over the operating and financial policies of certain of these affiliates. Our ownership percentages in these affiliates range from approximately 1% to 51%. We account for these investments using the cost and equity methods of accounting. Our investments consist of the following (in millions):

	As of December 31,
	2011	2010
Equity method investments:
Capital contributions	$7.2	$7.2
Cumulative share of income	100.0	88.0
Cumulative share of distributions	(80.1)	(67.1)
	27.1	28.1
Cost method investments:
Capital contributions, net of distributions and impairments	1.9	2.6
Total investments in and advances to nonconsolidated affiliates	$29.0	$30.7

The following summarizes the combined assets, liabilities, and equity and the combined results of operations of our equity method affiliates (on a 100% basis, in millions):

	As of December 31,
	2011	2010
Assets—
Current	$17.4	$18.0
Noncurrent	73.4	73.7
Total assets	$90.8	$91.7
Liabilities and equity—
Current liabilities	$8.9	$7.5
Noncurrent liabilities	7.0	7.2
Partners’ capital and shareholders’ equity—
HealthSouth	27.1	28.1
Outside partners	47.8	48.9
Total liabilities and equity	$90.8	$91.7

Condensed statements of operations (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$87.0	$79.8	$73.1
Operating expenses	(53.1)	(51.6)	(47.2)
Income from continuing operations, net of tax	26.5	23.0	20.5
Net income	26.5	23.0	20.5